SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                     OF EACH OF THE LISTED FUNDS/PORTFOLIOS:

                              ---------------------


Cash Management Fund Institutional          DWS Global Thematic Fund                    DWS RREEF Global Infrastructure Fund
Cash Reserve Fund, Inc.                     DWS GNMA Fund                               DWS RREEF Global Real Estate Securities
    Prime Series                            DWS Gold & Precious Metals Fund                 Fund
Cash Reserves Fund Institutional            DWS Growth & Income Fund                    DWS RREEF Real Estate Securities Fund
Daily Assets Fund Institutional             DWS Health Care Fund                        DWS S&P 500 Index Fund
DWS Balanced Fund                           DWS High Income Fund                        DWS S&P 500 Plus Fund
DWS Blue Chip Fund                          DWS High Income Plus Fund                   DWS Select Alternative Allocation Fund
DWS California Tax-Free Income Fund         DWS Inflation Protected Plus Fund           DWS Short Duration Fund
DWS Capital Growth Fund                     DWS Intermediate Tax/AMT Free Fund          DWS Short Duration Plus Fund
DWS Climate Change Fund                     DWS International Fund                      DWS Short-Term Municipal Bond Fund
DWS Commodity Securities Fund               DWS International Value Opportunities Fund  DWS Small Cap Core Fund
DWS Communications Fund                     DWS Japan Equity Fund                       DWS Small Cap Growth Fund
DWS Core Fixed Income Fund                  DWS Large Cap Value Fund                    DWS Strategic Government Securities Fund
DWS Core Plus Income Fund                   DWS Large Company Growth Fund               DWS Strategic High Yield Tax-Free Fund
DWS Disciplined Market Neutral Fund         DWS Latin America Equity Fund               DWS Strategic Income Fund
DWS Diversified International Equity Fund   DWS LifeCompass 2015 Fund                   DWS Strategic Value Fund
DWS Dreman Mid Cap Value Fund               DWS LifeCompass 2020 Fund                   DWS Target 2010 Fund
DWS Dreman Small Cap Value Fund             DWS LifeCompass 2030 Fund                   DWS Target 2011 Fund
DWS EAFE(R) Equity Index Fund               DWS LifeCompass 2040 Fund                   DWS Target 2012 Fund
DWS Emerging Markets Equity Fund              DWS LifeCompass Protect 2017 Fund           DWS Target 2013 Fund
DWS Emerging Markets Fixed Income Fund      DWS LifeCompass Retirement Fund             DWS Target 2014 Fund
DWS Equity 500 Index Fund                   DWS Managed Municipal Bond Fund             DWS Technology Fund
DWS Europe Equity Fund                      DWS Mid Cap Growth Fund                     DWS U.S. Bond Index Fund
DWS Floating Rate Plus Fund                 DWS Money Market Prime Series               NY Tax Free Money Fund
DWS Global Bond Fund                        DWS Money Market Series                     Tax Free Money Fund Investment
DWS Global Opportunities Fund               DWS New York Tax-Free Income Fund           Tax-Exempt California Money Market Fund


-----------------------------------------------------------------------------------------------------------------------------------

The following information replaces similar disclosure under "Transfer Agent" or "Transfer Agent and Shareholder Service Agent" in the "Fund Service Providers" or "Portfolio Service Providers" section of each Fund's/Portfolio's Statements of Additional Information:

DWS Investments Service Company ("DISC" or the "Transfer Agent"), 210 West 10th Street, Kansas City, Missouri 64105-1614, an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for all classes of the Fund/Portfolio. The Transfer Agent receives an annual service fee for each account of the Fund/Portfolio, based on the type of account. For open retail accounts, the fee is a flat fee ranging from $20.99 to $24.09 per account, for open wholesale money funds the fee is $35.55 per account, while for certain retirement accounts serviced on the recordkeeping system of ExpertPlan, Inc., the fee is a flat fee up to $3.91 per account (as of February 2009, indexed to inflation) plus an asset based fee of up to 0.25% of average net assets. 1/12th of the annual service charge for each account is charged and payable to the Transfer Agent each month. A fee is charged for any account which at any time during the month had a share balance in the Fund/Portfolio. Smaller fees are also charged for closed accounts for which information must be retained on the Transfer Agent's system for up to 18 months after closing for tax reporting purposes.

Certain out-of-pocket expenses incurred by the Transfer Agent, including expenses of printing and mailing routine fund disclosure documents, costs of record retention and transaction processing costs are reimbursed by the Fund/Portfolio or are paid directly by the Fund/Portfolio. Certain additional out-of-pocket expenses, including costs of computer hardware and software, third party record-keeping fees in excess of 0.25%, and processing of proxy statements, may only be reimbursed by the Fund/Portfolio with the prior approval of the Fund's/Portfolio's Board.



               Please Retain This Supplement for Future Reference

July 28, 2009